Salaries and social security payable - Summary of salaries and social security payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about defined benefit plans [abstract]
Salaries and social security contributions	$ 3,467	$ 925	$ 249
Short-term employee benefits			681
Provision for gratifications and bonus	9,086	5,423	1,610
Total current	$ 12,553	$ 6,348	$ 2,540